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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended         March 31, 2008
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Drake Capital Management, LLC
                  ------------------------------
Address:          660 Madison Avenue, 16th Floor
                  ------------------------------
                  New York, NY 10065
                  ------------------------------


Form 13F File Number:  028-10670
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stacey L. Feller
                  -----------------------------
Title:            Chief Financial Officer
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


 /s/ Stacey L. Feller                 New York, NY              May 12, 2008
--------------------------       ----------------------    --------------------
       [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                         ----------------
Form 13F Information Table Entry Total:      23
                                         ----------------

Form 13F Information Table Value Total:      $591,338
                                         ----------------
                                            (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

              Form 13F File Number           Name
              --------------------           ----
              028-01190                      Frank Russell Company








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

                                                FORM 13F INFORMATION TABLE

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      COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------  --------   ---------- --------  ---------------------  ---------- ---------- ----------------------------
                           TITLE                 VALUE    SHRS OR     SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER        OF CLASS      CUSIP   (X$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYSTEMS
CORP                      COM       12686C109       649       30,300   SH            SOLE                   30,300     0      0
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CHIPOTLE MEXICAN GRILL
INC                      OPTION     169656105     2,269       20,000   SH    PUT     SOLE                   20,000     0      0
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COUNTRYWIDE FNL CORP     OPTION     222372104       110       20,000   SH   CALL     SOLE                   20,000     0      0
-----------------------------------------------------------------------------------------------------------------------------------
CVRD CIA VALE DO RIO      COM       204412209     3,464      100,000   SH            SOLE                  100,000     0      0
-----------------------------------------------------------------------------------------------------------------------------------
GEN MOTORS               OPTION     370442105     1,619       85,000   SH   CALL     SOLE                   85,000     0      0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORPORATION        OPTION     458140100     3,177      150,000   SH    PUT     SOLE                  150,000     0      0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORPORATION         COM       458140100     1,106       52,200   SH            SOLE                   52,200     0      0
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JP MORGAN CHASE & CO      COM       46625H100       853       19,850   SH            SOLE                   19,850     0      0
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JP MORGAN CHASE & CO     OPTION     46625H100       859       20,000   SH   CALL     SOLE                   20,000     0      0
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JP MORGAN CHASE & CO     OPTION     46625H100    10,179      237,000   SH    PUT     SOLE                  237,000     0      0
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LEAP WIRELESS INTL INC    COM       521863308       326        7,000   SH            SOLE                    7,000     0      0
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MASCO CORP                BOND      574599BB1        85      190,000  PRN            SOLE                  190,000     0      0
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MESA AIR GROUP INC        BOND      590479AD3       690    2,000,000  PRN            SOLE                2,000,000     0      0
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
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

                                                FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------  --------   ---------- --------  ---------------------  ---------- ---------- ----------------------------
                           TITLE                 VALUE    SHRS OR     SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER        OF CLASS      CUSIP   (X$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
MILLICOM INTL CELLULAR
S.A.                      COM       L6388F110       473        5,000   SH            SOLE                    5,000     0      0
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S&P 500 INDEX            OPTION     464287200   160,236    1,211,800   SH   CALL     SOLE                1,211,800     0      0
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S&P 500 INDEX            OPTION     464287200   389,060    2,942,300   SH    PUT     SOLE                2,942,300     0      0
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SADIA S.A.                COM       786326108     1,482       83,333   SH            SOLE                   83,333     0      0
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TESORO PETROLEUM          COM       881609101       600       20,000   SH            SOLE                   20,000     0      0
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UNITED TECHNOLOGIES
CORP                     OPTION     913017109     3,441       50,000   SH    PUT     SOLE                   50,000     0      0
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UNITED TECHNOLOGIES
CORP                      COM       913017109     1,624       23,600   SH            SOLE                   23,600     0      0
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VALE CAP LTD              BOND      91912C208     4,952       75,000  PRN            SOLE                   75,000     0      0
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VIRGIN MEDIA INC          COM       92769L101       563       40,000   SH            SOLE                   40,000     0      0
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XM SATELLITE RADIO
HLDGS                     BOND      983759AC5     3,520    4,000,000  PRN            SOLE                4,000,000     0      0
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
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